Business Segments	12 Months Ended
Dec. 31, 2018
Business Segments
BUSINESS SEGMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

AEP’s Reportable Segments

AEP’s primary business is the generation, transmission and distribution of electricity.  Within its Vertically Integrated Utilities segment, AEP centrally dispatches generation assets and manages its overall utility operations on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight.  Intersegment sales and transfers are generally based on underlying contractual arrangements and agreements.

AEP’s reportable segments and their related business activities are outlined below:

Vertically Integrated Utilities

•	Generation, transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by AEGCo, APCo, I&M, KGPCo, KPCo, PSO, SWEPCo and WPCo.

Transmission and Distribution Utilities

•	Transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by AEP Texas and OPCo.

•	OPCo purchases energy and capacity at auction to serve SSO customers and provides transmission and distribution services for all connected load.

AEP Transmission Holdco

•	Development, construction and operation of transmission facilities through investments in AEPTCo. These investments have FERC-approved returns on equity.

•
Development, construction and operation of transmission facilities through investments in AEP’s transmission-only joint ventures. These investments have PUCT-approved or FERC-approved returns on equity.

Generation & Marketing

•	Competitive generation in ERCOT and PJM.

•	Marketing, risk management and retail activities in ERCOT, PJM, SPP and MISO.

•	Contracted renewable energy investments and management services.

The remainder of AEP’s activities are presented as Corporate and Other. While not considered a reportable segment, Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries, Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense, income tax expense and other nonallocated costs.

The tables below present AEP’s reportable segment income statement information for the years ended December 31, 2018, 2017 and 2016 and reportable segment balance sheet information as of December 31, 2018 and 2017.

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other (a)		Reconciling Adjustments		Consolidated
	(in millions)
2018
Revenues from:
External Customers	$9,556.7	$4,552.3	$248.6	$1,818.1	$20.0		$—		$16,195.7
Other Operating Segments	88.8	100.8	555.5	122.2	75.1		(942.4)		—
Total Revenues	$9,645.5	$4,653.1	$804.1	$1,940.3	$95.1		$(942.4)		$16,195.7

Asset Impairments and Other Related Charges	$3.4	$—	$—	$47.7	$19.5		$—		$70.6
Depreciation and Amortization	1,316.2	734.1	137.8	41.0	0.4		57.1	(b)	2,286.6
Interest and Investment Income	11.7	4.2	2.5	13.1	31.0		(50.9)		11.6
Carrying Costs Income (Expense)	5.3	1.7	(0.4)	—	—		—		6.6
Interest Expense	567.8	248.1	90.7	14.9	122.6		(59.7)	(b)	984.4
Income Tax Expense (Benefit)	5.7	42.4	95.3	(49.2)	21.1		—		115.3

Net Income (Loss)	$995.5	$527.4	$373.0	$134.7	$(99.3)		$—		$1,931.3

Gross Property Additions	$2,282.2	$2,162.4	$1,614.1	$289.7	$16.3		$(39.2)		$6,325.5

Total Property, Plant and Equipment	$45,365.1	$18,126.7	$8,659.5	$893.3	$395.2		$(354.6)	(b)	$73,085.2
Accumulated Depreciation and Amortization	13,822.5	3,833.7	282.8	47.0	186.6		(186.5)	(b)	17,986.1
Total Property, Plant and Equipment – Net	$31,542.6	$14,293.0	$8,376.7	$846.3	$208.6		$(168.1)	(b)	$55,099.1

Total Assets	$38,874.3	$17,083.4	$9,543.7	$1,979.7	$4,036.5	(c)	$(2,714.8)	(b) (d)	$68,802.8

Investments in Equity Method Investees	$39.6	$2.9	$750.9	$26.7	$26.1		$—		$846.2

Long-term Debt Due Within One Year:
Nonaffiliated	$1,066.3	$549.1	$85.0	$0.1	$(2.0)	(e)	$—		$1,698.5

Long-term Debt:
Affiliated	50.0	—	—	32.2	—		(82.2)		—
Nonaffiliated	11,442.7	5,048.8	2,888.6	(0.3)	2,268.4	(e)	—		21,648.2

Total Long-term Debt	$12,559.0	$5,597.9	$2,973.6	$32.0	$2,266.4		$(82.2)		$23,346.7

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other (a)		Reconciling Adjustments		Consolidated
	(in millions)
2017
Revenues from:
External Customers	$9,095.1	$4,328.9	$178.4	$1,771.4	$51.1		$—		$15,424.9
Other Operating Segments	96.9	90.4	588.3	103.7	69.7		(949.0)		—
Total Revenues	$9,192.0	$4,419.3	$766.7	$1,875.1	$120.8		$(949.0)		$15,424.9

Asset Impairments and Other Related Charges	$33.6	$—	$—	$53.5	$—		$—		$87.1
Depreciation and Amortization	1,142.5	667.5	102.2	24.2	0.3		60.5	(b)	1,997.2
Interest and Investment Income	6.8	7.7	1.2	10.3	23.3		(33.3)		16.0
Carrying Costs Income (Expense)	15.2	3.6	(0.2)	—	—		—		18.6
Interest Expense	540.0	244.1	72.8	18.5	63.9		(44.3)	(b)	895.0
Income Tax Expense	425.6	127.2	189.8	189.7	37.4		—		969.7

Net Income (Loss)	$803.3	$636.4	$355.6	$166.0	$(32.4)		$—		$1,928.9

Gross Property Additions	$2,343.2	$1,558.4	$1,542.8	$328.5	$15.6		$(90.4)		$5,698.1

Total Property, Plant and Equipment	$43,294.4	$16,371.2	$7,110.2	$644.6	$374.5		$(366.4)	(b)	$67,428.5
Accumulated Depreciation and Amortization	13,153.4	3,768.3	176.6	75.0	180.6		(186.9)	(b)	17,167.0
Total Property, Plant and Equipment – Net	$30,141.0	$12,602.9	$6,933.6	$569.6	$193.9		$(179.5)	(b)	$50,261.5

Total Assets	$37,579.7	$16,060.7	$8,141.8	$2,009.8	$3,959.1	(c)	$(3,022.0)	(b) (d)	$64,729.1

Investments in Equity Method Investees	$37.1	$1.5	$742.9	$16.6	$14.2		$—		$812.3

Long-term Debt Due Within One Year:
Nonaffiliated	$1,038.1	$663.1	$50.0	$—	$2.5		$—		$1,753.7

Long-term Debt:
Affiliated	50.0	—	—	32.2	—		(82.2)		—
Nonaffiliated	10,801.4	4,705.4	2,631.3	(0.3)	1,281.8		—		19,419.6

Total Long-term Debt	$11,889.5	$5,368.5	$2,681.3	$31.9	$1,284.3		$(82.2)		$21,173.3

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)		Reconciling Adjustments		Consolidated
	(in millions)
2016
Revenues from:
External Customers	$9,012.4	$4,328.3	$145.9	$2,858.7	$34.8		$—		$16,380.1
Other Operating Segments	79.5	94.1	366.9	127.3	70.3		(738.1)		—
Total Revenues	$9,091.9	$4,422.4	$512.8	$2,986.0	$105.1		$(738.1)		$16,380.1

Asset Impairments and Other Related Charges	$10.5	$—	$—	$2,257.3	$—		$—		$2,267.8
Depreciation and Amortization	1,073.8	649.9	67.1	154.6	0.2		16.7	(b)	1,962.3
Interest and Investment Income	4.8	14.8	0.4	1.4	11.8		(16.9)		16.3
Carrying Costs Income (Expense)	10.5	20.0	(0.3)	—	—		(14.0)		16.2
Interest Expense	522.1	256.9	50.3	35.8	40.5		(28.4)	(b)	877.2
Income Tax Expense (Benefit)	397.3	205.1	134.1	(666.5)	(143.7)		—		(73.7)

Income (Loss) from Continuing Operations	984.0	482.1	269.3	(1,198.0)	83.1		—		620.5
Income (Loss) from Discontinued Operations, Net of Tax	—	—	—	—	(2.5)		—		(2.5)

Net Income (Loss)	$984.0	$482.1	$269.3	$(1,198.0)	$80.6		$—		$618.0

Gross Property Additions	$2,237.0	$1,058.3	$1,265.8	$336.2	$9.8		$(18.1)		$4,889.0

Total Assets	$37,428.3	$14,802.4	$6,384.8	$3,386.1	$3,883.4	(c)	$(2,417.3)	(b) (d)	$63,467.7

(a)
Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and other nonallocated costs.

(b)	Includes eliminations due to an intercompany capital lease.

(c)	Includes elimination of AEP Parent’s investments in wholly-owned subsidiary companies.

(d)	Reconciling Adjustments for Total Assets primarily include elimination of intercompany advances to affiliates and intercompany accounts receivable.

(e)	Amounts reflect the impact of fair value hedge accounting. See “Accounting for Fair Value Hedging Strategies” section of Note 10 for additional information.

Registrant Subsidiaries’ Reportable Segments (Applies to all Registrant Subsidiaries except AEPTCo)

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business for APCo, I&M, PSO and SWEPCo, and an integrated electricity transmission and distribution business for AEP Texas and OPCo.  Other activities are insignificant.  The Registrant Subsidiaries’ operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

AEPTCo’s Reportable Segments

AEPTCo Parent is the holding company of seven FERC-regulated transmission-only electric utilities. The seven State Transcos have been identified as operating segments of AEPTCo under the accounting guidance for “Segment Reporting.” The State Transcos business consists of developing, constructing and operating transmission facilities at the request of the RTOs in which they operate and in replacing and upgrading facilities, assets and components of the existing AEP transmission system as needed to maintain reliability standards and provide service to AEP’s wholesale and retail customers. The State Transcos are regulated for rate-making purposes exclusively by the FERC and earn revenues through tariff rates charged for the use of their electric transmission systems.

AEPTCo’s Chief Operating Decision Maker makes operating decisions, allocates resources to and assesses performance based on these operating segments. The seven State Transcos operating segments all have similar economic characteristics and meet all of the criteria under the accounting guidance for “Segment Reporting” to be aggregated into one operating segment. As a result, AEPTCo has one reportable segment. The remainder of AEPTCo’s activity is presented in AEPTCo Parent. While not considered a reportable segment, AEPTCo Parent represents the activity of the holding company which primarily relates to debt financing activity and general corporate activities.

The tables below present AEPTCo’s reportable segment income statement information for the years ended December 31, 2018, 2017 and 2016 and reportable segment balance sheet information as of December 31, 2018 and 2017.

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2018	(in millions)
Revenues from:
External Customers	$177.0	$—		$—		$177.0
Sales to AEP Affiliates	598.9	—		—		598.9
Other Revenues	0.2	—		—		0.2
Total Revenues	$776.1	$—		$—		$776.1

Depreciation and Amortization	$133.9	$—		$—		$133.9
Interest Income	1.3	104.6		(103.4)	(a)	2.5
Allowance for Equity Funds Used During Construction	70.6	—		—		70.6
Interest Expense	83.2	103.4		(103.4)	(a)	83.2
Income Tax Expense	83.9	0.2		—		84.1

Net Income	$314.9	$1.0	(b)	$—		$315.9

Gross Property Additions	$1,570.8	$—		$—		$1,570.8

Total Transmission Property	$8,268.1	$—		$—		$8,268.1
Accumulated Depreciation and Amortization	271.9	—		—		271.9
Total Transmission Property - Net	$7,996.2	$—		$—		$7,996.2

Notes Receivable - Affiliated	$—	$2,823.0		$(2,823.0)	(c)	$—

Total Assets	$8,406.8	$2,857.1	(d)	$(2,869.8)	(e)	$8,394.1

Total Long-Term Debt	$2,850.0	$2,823.0		$(2,850.0)	(c)	$2,823.0

	State Transcos (f)	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated (f)
2017	(in millions)
Revenues from:
External Customers	$138.0	$—		$—		$138.0
Sales to AEP Affiliates	568.1	—		—		568.1
Other Revenues	0.8	—		—		0.8
Total Revenues	$706.9	$—		$—		$706.9

Depreciation and Amortization	$95.7	$—		$—		$95.7
Interest Income	0.7	82.9		(82.4)	(a)	1.2
Allowance for Equity Funds Used During Construction	49.0	—		—		49.0
Interest Expense	70.2	82.4		(82.4)	(a)	70.2
Income Tax Expense	142.0	0.2		—		142.2

Net Income	$270.4	$0.3	(b)	$—		$270.7

Gross Property Additions	$1,522.5	$—		$—		$1,522.5

Total Transmission Property	$6,770.5	$—		$—		$6,770.5
Accumulated Depreciation and Amortization	152.6	—		—		152.6
Total Transmission Property - Net	$6,617.9	$—		$—		$6,617.9

Notes Receivable - Affiliated	$—	$2,550.4		$(2,550.4)	(c)	$—

Total Assets	$7,086.9	$2,590.1	(d)	$(2,594.9)	(e)	$7,082.1

Total Long-Term Debt	$2,575.0	$2,550.4		$(2,575.0)	(c)	$2,550.4

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2016	(in millions)
Revenues from:
External Customers	$110.4	$—		$—		$110.4
Sales to AEP Affiliates	367.5	—		—		367.5
Other	0.1	—		—		0.1
Total Revenues	$478.0	$—		$—		$478.0

Depreciation and Amortization	$65.9	$—		$—		$65.9
Interest Income	0.1	57.8		(57.5)	(a)	0.4
Allowance for Equity Funds Used During Construction	52.3	—		—		52.3
Interest Expense	45.6	57.9		(57.5)	(a)	46.0
Income Tax Expense (Benefit)	94.4	(0.3)		—		94.1

Net Income (Loss)	$193.3	$(0.6)	(b)	$—		$192.7

Gross Property Additions	$1,166.0	$—		$—		$1,166.0

Total Assets	$5,337.5	$1,987.7	(d)	$(1,975.4)	(e)	$5,349.8

(a)	Elimination of intercompany interest income/interest expense on affiliated debt arrangement.

(b)	Includes elimination of AEPTCo Parent’s equity earnings in the State Transcos.

(c)	Elimination of intercompany debt.

(d)	Includes elimination of AEPTCo Parent’s investments in the State Transcos.

(e)	Primarily relates to elimination of Notes Receivable from the State Transcos.

(f)
The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.